Taxation - Schedule of Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Group
Current year tax (credit)		$ (4,883)
Adjustments due to prior periods			449
Total tax (credit) for the period		(4,883)	449
The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 25%. The difference can be reconciled as follows:
Loss before taxation	(18,431)	(16,746)	(17,242)
Loss charged at standard rate of corporation tax 25% 2024, 23.52% 2023, 19% 2022	(4,608)	(4,187)	(4,055)
Movement in unrecognized deferred tax	4,089	2,942	3,194
Expenses not deductible for taxation	2,890	3,142	3,961
Adjustments due to prior periods			449
Research and development claim		(4,883)
Income not taxable for tax purposes	(2,574)	(1,894)	(3,113)
Fixed asset differences
Capital Gains/(losses)	203
Current Tax – Other			13
Foreign Tax – Other		(3)
Income tax expense (benefit)		$ (4,883)	$ 449